Administration Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Administration Expenses
The administration expenses for the Company are as follows:

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018

Corporate administration	$2,309	$1,925

Employee benefits and salaries	2,262	1,939

Professional fees	785	817
Administration expenses before share based compensation	$5,356	$4,681

Equity settled share based compensation (a non-cash expense)	2,918	2,216

Total administration expenses	$8,274	$6,897